UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Springbok Capital Management, LLC

Address:  650 Fifth Avenue, 6th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Trevor E. Cohen
Title:    Chief Operating Officer
Phone:    212-259-5117

Signature, Place and Date of Signing:


/s/ Trevor E. Cohen                 New York, NY             February 14, 2007
-----------------------    --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 28

Form 13F Information Table Value Total: $188,995
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name

1                                       Springbok Capital Master Fund, LP

                                                     FORM 13F INFORMATION TABLE
         COLUMN 1:               COLUMN 2:     COLUMN 3:    COL 4:        COLUMN 5:        COLUMN 6:       COL 7:      COLUMN 8:

                                 TITLE OF                   VALUE    SHRS OR   SH/ PUT/   INVESTMENT       OTHER   VOTING AUTHORITY
       NAME OF ISSUER             CLASS          CUSIP     [X1000]   PRN AMT   PRN CALL   DISCRETION       MNGRS   SOLE    SHARED
ALLEGHENY ENERGY INC           COM             017361106    5,156      112,310 SH         SHARED-DEFINED     1               112,310
AMERICAN TOWER CORP            CL A            029912201    8,469      227,183 SH         SHARED-DEFINED     1               227,183
AMERIPRISE FINL INC            COM             03076C106   10,038      184,176 SH         SHARED-DEFINED     1               184,176
BRISTOW GROUP INC              COM             110394103    8,258      228,815 SH         SHARED-DEFINED     1               228,815
CAPSTEAD MTG CORP              COM NO PAR      14067E506    2,319      279,398 SH         SHARED-DEFINED     1               279,398
CAREMARK RX INC                COM             141705103   11,422      200,000 SH         SHARED-DEFINED     1               200,000
CARIBOU COFFEE INC             COM             142042209    2,167      254,100 SH         SHARED-DEFINED     1               254,100
CHIPMOS TECH BERMUDA LTD       SHS             G2110R106    4,074      600,000 SH         SHARED-DEFINED     1               600,000
CONOCOPHILLIPS                 COM             20825C104    8,490      117,995 SH         SHARED-DEFINED     1               117,995
CROWN HOLDINGS INC             COM             228368106   12,907      616,955 SH         SHARED-DEFINED     1               616,955
GREAT WOLF RESORTS INC         COM             391523107   12,822      918,491 SH         SHARED-DEFINED     1               918,491
GRUPO SIMEC S A B DE C V       ADR             400491106    4,766      331,655 SH         SHARED-DEFINED     1               331,655
HEWITT ASSOC INC               COM             42822Q100    8,435      327,568 SH         SHARED-DEFINED     1               327,568
HORIZON LINES INC              COM             44044K101   12,945      480,172 SH         SHARED-DEFINED     1               480,172
INVESTOOLS INC                 COM             46145P103    8,638      626,416 SH         SHARED-DEFINED     1               626,416
MCDONALDS CORP                 COM             580135101    7,634      172,211 SH         SHARED-DEFINED     1               172,211
MFA MTG INVTS INC              COM             55272X102    4,685      609,259 SH         SHARED-DEFINED     1               609,259
MI DEVS INC                    CL A SUB VTG    55304X104    6,923      193,922 SH         SHARED-DEFINED     1               193,922
NRG ENERGY INC                 COM NEW         629377508    8,868      158,330 SH         SHARED-DEFINED     1               158,330
PROQUEST COMPANY               COM             74346P102    3,441      329,300 SH         SHARED-DEFINED     1               329,300
QUADRAMED CORP                 COM             74730W101    2,840    1,028,890 SH         SHARED-DEFINED     1             1,028,890
RESOURCE CAP CORP              COM             76120W302      848       50,000 SH         SHARED-DEFINED     1                50,000
SBA COMMUNICATIONS CORP        COM             78388J106    4,799      174,505 SH         SHARED-DEFINED     1               174,505
SPECIALTY UNDERWRITERS ALLIA   COM             84751T309    4,631      551,296 SH         SHARED-DEFINED     1               551,296
TAL INTL GROUP INC             COM             874083108    8,388      314,281 SH         SHARED-DEFINED     1               314,281
WALTER INDS INC                COM             93317Q105    8,115      300,000 SH         SHARED-DEFINED     1               300,000
WENDYS INTL INC                COM             950590109    4,556      137,683 SH         SHARED-DEFINED     1               137,683
ZILA INC                       COM PAR $0.01   989513205    2,361      929,400 SH         SHARED-DEFINED     1               929,400

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